Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Ordinary Shares
Authorized share capital			$ 50,000
Authorized share capital (in shares)			500,000,000
Par value (in US dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in shares)			1
Number of shares issued under share-based payment arrangement	27,507,989	27,507,989
Class A Ordinary Shares
Ordinary Shares
Par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	906,731,802	896,488,277
Class A Ordinary Shares | 2019 incentive plan
Ordinary Shares
Number of shares of common stock outstanding, excluding shares issued to the depositary bank for bulk issuance of ADSs reserved	889,303,377	879,059,852
Ordinary shares issued to the depositary bank for bulk issuance of ADSs	17,428,425	17,428,425
Common Class B
Ordinary Shares
Par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700